Intangible Assets, Net (Schedule of estimated amortization expense) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 99
2023	97
2024	89
2025	82
2026	$ 68